Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2013	$77,744
Acquisitions (Note 2)	579
Dispositions (Note 2)	(2,361)
Capitalized interest on wireless licenses	566
Reclassifications, adjustments and other	(781)

Balance at December 31, 2013	$75,747
Acquisitions (Note 2)	444
Dispositions (Note 2)	(1,978)
Capitalized interest on wireless licenses	167
Reclassifications, adjustments and other	961

Balance at December 31, 2014	$75,341

Reclassifications, adjustments and other includes the exchanges of wireless licenses in 2014 and 2013 as well as $0.3 and $0.9 billion of Wireless licenses that are classified as held for sale and included in Prepaid expenses and other on our consolidated balance sheets at December 31, 2014 and 2013, respectively. See Note 2 for additional details.

At December 31, 2014 and 2013, approximately $0.4 billion and $7.7 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs. The decline is primarily due to the deployment of AWS licenses for commercial service during 2014.

The average remaining renewal period of our wireless license portfolio was 4.7 years as of December 31, 2014. See Note 1 for additional details.

Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Wireless	Wireline	Total
Balance at January 1, 2013	$18,172	$5,967	$24,139
Acquisitions (Note 2)	204	291	495

Balance at December 31, 2013	$18,376	$6,258	$24,634
Acquisitions (Note 2)	15	40	55
Dispositions (Note 2)	–	(38)	(38)
Reclassifications, adjustments and other	(1)	(11)	(12)

Balance at December 31, 2014	$18,390	$6,249	$24,639

The increase in Goodwill at Wireless at December 31, 2013 was primarily due to obtaining control of previously unconsolidated wireless partnerships, which were previously accounted for under the equity method and are now consolidated. This resulted in an immaterial gain recorded during the year ended December 31, 2013. The increase in Goodwill at Wireline at December 31, 2013 was primarily due to the acquisition of a provider of content delivery networks.

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2014			2013
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,618	$(2,924)	$694	$3,639	$(2,660)	$979
Non-network internal-use software (3 to 7 years)	13,194	(8,462)	4,732	11,770	(7,317)	4,453
Other (2 to 25 years)	670	(368)	302	691	(323)	368

Total	$17,482	$(11,754)	$5,728	$16,100	$(10,300)	$5,800

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2014	$1,567
2013	1,587
2012	1,540

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2015	$1,428
2016	1,193
2017	1,008
2018	843
2019	613